Cover	Feb. 16, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2023
Entity Registrant Name	ISABELLA BANK CORP
Entity Incorporation, State or Country Code	MI
Entity File Number	000-18415
Entity Tax Identification Number	38-2830092
Entity Address, Postal Zip Code	48858-1649
Entity Address, State or Province	MI
Entity Address, City or Town	Mt. Pleasant
Entity Address, Address Line One	401 North Main Street
City Area Code	989
Local Phone Number	772-9471
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000842517
Amendment Flag	false
Written Communications	false
Soliciting Material	false